Pension and other post-retirement benefits - Obligation and funded status (Details) SFr in Millions	12 Months Ended
	Dec. 31, 2019 CHF (SFr)	Dec. 31, 2018 CHF (SFr)	Dec. 31, 2017 CHF (SFr)	Dec. 31, 2020 CHF (SFr)	Jan. 01, 2020	Jan. 01, 2019
Defined benefit plan, Disclosure
Planning horizon of conversion rates	8 years
Total benefit costs
Curtailment losses/(gains)	SFr 0	SFr (12)	SFr (23)
Net periodic benefit/(costs)	270	258	265
Total amount recognized
Noncurrent assets	2,878	1,794
Amounts recognized in AOCI
Actuarial gains/(losses)	(3,648)	(3,974)
Prior service credit/(cost)	604	387
Cumulative Effect of New Accounting Principle in Period of Adoption, Defined Benefit Plans	(42)
Total	(3,086)	(3,587)
Amounts recognized in other comprehensive income
Actuarial gains/(losses), Tax	(99)	102	(172)
Actuarial gains/(losses), Net	44	(716)
Prior service credit/(cost), Net	338	(26)
Amortization of actuarial losses/ (gains), Net	249	291
Amortization of prior service cost/(credit), Net	(121)	(99)
Immediate recognition due to curtailment/settlement, Net	33	24
Cumulative effect of accounting changes, Defined Benefit Plans, Net	(42)
Total amounts recognized in other comprehensive income, Net	501	(526)
Defined benefit pension plans
Fair value of plan assets
Beginning of the measurement period	19,829
End of the measurement period	21,901	19,829
Funded status recognized
Funded status of the plan - overfunded/(underfunded)	2,597	1,446
Amounts recognized in AOCI
Actuarial gains/(losses)	(3,618)	(3,951)
Prior service credit/(cost)	601	384
Cumulative Effect of New Accounting Principle in Period of Adoption, Defined Benefit Plans	(42)
Total	(3,059)	(3,567)
Amounts recognized in other comprehensive income
Actuarial gains/(losses), Gross	82	(905)
Actuarial gains/(losses), Tax	(29)	182
Actuarial gains/(losses), Net	53	(723)
Prior service credit/(cost), Gross	428	(30)
Prior service credit/(cost), Tax	(90)	4
Prior service credit/(cost), Net	338	(26)
Amortization of actuarial losses/(gains), Gross	312	353
Amortization of actuarial losses/(gains), Tax	(65)	(68)
Amortization of actuarial losses/ (gains), Net	247	285
Amortization of prior service cost/(credit), Gross	(154)	(126)
Amortization of prior service cost/(credit), Tax	33	27
Amortization of prior service cost/(credit), Net	(121)	(99)
Immediate recognition due to curtailment/settlement, Gross	41	30
Immediate recognition due to curtailment/settlement, Tax	(8)	(6)
Immediate recognition due to curtailment/settlement, Net	33	24
Cumulative Effect of New Accounting Principle in Period of Adoption, Defined Benefit Plans, Gross	0
Cumulative Effect of New Accounting Principle in Period of Adoption, Defined Benefit Plans, Tax	(42)
Cumulative effect of accounting changes, Defined Benefit Plans, Net	(42)
Total amounts recognized in other comprehensive income, Gross	709	(678)
Total amounts recognized in other comprehensive income, Tax	(201)	139
Total amounts recognized in other comprehensive income, Net	508	(539)
Other post-retirement defined benefit plans
Amounts recognized in AOCI
Actuarial gains/(losses)	(30)	(23)
Prior service credit/(cost)	3	3
Cumulative Effect of New Accounting Principle in Period of Adoption, Defined Benefit Plans	0
Total	(27)	(20)
Amounts recognized in other comprehensive income
Actuarial gains/(losses), Gross	(12)	9
Actuarial gains/(losses), Tax	3	(2)
Actuarial gains/(losses), Net	(9)	7
Prior service credit/(cost), Gross	0	0
Prior service credit/(cost), Tax	0	0
Prior service credit/(cost), Net	0	0
Amortization of actuarial losses/(gains), Gross	3	8
Amortization of actuarial losses/(gains), Tax	(1)	(2)
Amortization of actuarial losses/ (gains), Net	2	6
Amortization of prior service cost/(credit), Gross	0	0
Amortization of prior service cost/(credit), Tax	0	0
Amortization of prior service cost/(credit), Net	0	0
Immediate recognition due to curtailment/settlement, Gross	0	0
Immediate recognition due to curtailment/settlement, Tax	0	0
Immediate recognition due to curtailment/settlement, Net	0	0
Cumulative Effect of New Accounting Principle in Period of Adoption, Defined Benefit Plans, Gross	0
Cumulative Effect of New Accounting Principle in Period of Adoption, Defined Benefit Plans, Tax	0
Cumulative effect of accounting changes, Defined Benefit Plans, Net	0
Total amounts recognized in other comprehensive income, Gross	(9)	17
Total amounts recognized in other comprehensive income, Tax	2	(4)
Total amounts recognized in other comprehensive income, Net	(7)	13
Defined benefit and defined contribution
Total benefit costs
Service costs on benefit obligation	437	411	432
PBO
Service costs	SFr 437	SFr 411	432
Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Employees participating in defined benefit plans (as a percent)	71.00%	69.00%
Value of plan assets (as a percent)	81.00%	82.00%
Pension benefit obligation (as a percent)	82.00%	83.00%
Employee contributions, number of contribution levels	3
Total benefit costs
Service costs on benefit obligation	SFr 256	SFr 242	243
Interest costs on benefit obligation	52	63	57
Expected return on plan assets	(394)	(483)	(473)
Amortization of recognized prior service cost/(credit)	(155)	(126)	(131)
Amortization of recognized actuarial losses/(gains)	293	306	340
Settlement losses/(gains)	41	35	37
Curtailment losses/(gains)	0	(12)	(23)
Special termination benefits	14	38	19
Net periodic benefit/(costs)	107	63	69
PBO
Beginning of the measurement period	15,432	15,885
Plan participant contributions	205	204
Service costs	256	242	243
Interest costs	52	63	57
Plan amendments	(428)	20
Settlements	(152)	(125)
Curtailments	0	(8)
Special termination benefits	14	38
Actuarial losses/(gains)	1,262	(58)
Benefit payments	(662)	(829)
Exchange rate losses/(gains)	0	0
End of the measurement period	15,979	15,432	15,885
Fair value of plan assets
Beginning of the measurement period	16,225	16,996
Actual return on plan assets	1,767	(454)
Employer contributions	407	433
Plan participant contributions	205	204
Settlements	(152)	(125)
Benefit payments	(662)	(829)
Exchange rate gains/(losses)	0	0
End of the measurement period	17,790	16,225	SFr 16,996
Funded status recognized
Funded status of the plan - overfunded/(underfunded)	1,811	793
Total funded status recognized in the consolidated balance sheet at December 31	1,811	793
Total amount recognized
Noncurrent assets	1,811	793
Current liabilities	0	0
Noncurrent liabilities	0	0
Total amount recognized in the consolidated balance sheet at December 31	1,811	793
Defined Benefit Plan, Asset Portfolio Gains/(Losses)	1,373	(937)
ABO
End of the measurement period	SFr 15,459	SFr 14,534
Net benefit pension cost (%)
Discount rate - service costs (as a percent)	1.19%	1.02%	1.01%
Discount rate - interest costs (as a percent)	0.57%	0.41%	0.37%
Salary increases (as a percent)	0.75%	0.50%	0.50%
Expected long-term rate of return on plan assets (as a percent)	2.40%	3.00%	3.00%
Interest rate on savings plan (as a percent)	1.03%	0.86%	0.85%
Benefit obligation (%)
Discount rate (as a percent)	0.45%	1.03%	0.86%
Salary increases (as a percent)	1.50%	0.75%	0.50%
Interest rate on savings plan (as a percent)	0.45%	1.03%	0.86%
Switzerland | Defined benefit pension plans | Minimum
Defined benefit plan, Disclosure
Employee contributions (as a percent)	5.00%
Employer contributions (as a percent)	7.50%
Benefit obligation (%)
Interest rate on savings plan (as a percent)					1.00%	1.00%
Switzerland | Defined benefit pension plans | Maximum
Defined benefit plan, Disclosure
Employee contributions (as a percent)	14.00%
Employer contributions (as a percent)	25.00%
Switzerland | Defined benefit pension plans | Forecast/Estimate
Contributions disclosures
Contribution to be made by the entity in next fiscal year				SFr 290
International | Defined benefit pension plans
Total benefit costs
Service costs on benefit obligation	SFr 14	SFr 16	SFr 22
Interest costs on benefit obligation	90	86	91
Expected return on plan assets	(108)	(114)	(133)
Amortization of recognized prior service cost/(credit)	1	0	0
Amortization of recognized actuarial losses/(gains)	19	47	60
Settlement losses/(gains)	0	0	0
Curtailment losses/(gains)	0	(1)	(10)
Special termination benefits	0	0	0
Net periodic benefit/(costs)	16	34	30
PBO
Beginning of the measurement period	2,951	3,390
Plan participant contributions	0	0
Service costs	14	16	22
Interest costs	90	86	91
Plan amendments	0	10
Settlements	0	(1)
Curtailments	0	(1)
Special termination benefits	0	1
Actuarial losses/(gains)	410	(229)
Benefit payments	(149)	(233)
Exchange rate losses/(gains)	9	(88)
End of the measurement period	3,325	2,951	3,390
Fair value of plan assets
Beginning of the measurement period	3,604	4,088
Actual return on plan assets	487	(141)
Employer contributions	130	19
Plan participant contributions	0	0
Settlements	0	(1)
Benefit payments	(149)	(233)
Exchange rate gains/(losses)	39	(128)
End of the measurement period	4,111	3,604	SFr 4,088
Funded status recognized
Funded status of the plan - overfunded/(underfunded)	786	653
Total funded status recognized in the consolidated balance sheet at December 31	786	653
Total amount recognized
Noncurrent assets	1,068	1,001
Current liabilities	(6)	(10)
Noncurrent liabilities	(276)	(338)
Total amount recognized in the consolidated balance sheet at December 31	786	653
Defined Benefit Plan, Asset Portfolio Gains/(Losses)	379	(255)
ABO
End of the measurement period	SFr 3,294	SFr 2,921
Net benefit pension cost (%)
Discount rate - service costs (as a percent)	3.28%	2.96%	2.92%
Discount rate - interest costs (as a percent)	3.28%	2.77%	2.79%
Salary increases (as a percent)	2.92%	2.97%	3.55%
Expected long-term rate of return on plan assets (as a percent)	3.00%	3.22%	3.88%
Benefit obligation (%)
Discount rate (as a percent)	2.38%	3.30%	2.83%
Salary increases (as a percent)	2.84%	2.90%	2.97%
International | Defined benefit pension plans | Forecast/Estimate
Contributions disclosures
Contribution to be made by the entity in next fiscal year				11
International | Other post-retirement defined benefit plans
Total benefit costs
Service costs on benefit obligation	SFr 0	SFr 0	SFr 0
Interest costs on benefit obligation	6	5	6
Expected return on plan assets	0	0	0
Amortization of recognized prior service cost/(credit)	0	0	0
Amortization of recognized actuarial losses/(gains)	3	8	7
Settlement losses/(gains)	0	0	0
Curtailment losses/(gains)	0	0	0
Special termination benefits	0	0	0
Net periodic benefit/(costs)	9	13	13
PBO
Beginning of the measurement period	160	173
Plan participant contributions	0	0
Service costs	0	0	0
Interest costs	6	5	6
Plan amendments	0	0
Settlements	0	0
Curtailments	0	0
Special termination benefits	0	0
Actuarial losses/(gains)	13	(9)
Benefit payments	(12)	(11)
Exchange rate losses/(gains)	(3)	2
End of the measurement period	164	160	173
Fair value of plan assets
Beginning of the measurement period	0	0
Actual return on plan assets	0	0
Employer contributions	12	11
Plan participant contributions	0	0
Settlements	0	0
Benefit payments	(12)	(11)
Exchange rate gains/(losses)	0	0
End of the measurement period	0	0	SFr 0
Funded status recognized
Funded status of the plan - overfunded/(underfunded)	(164)	(160)
Total funded status recognized in the consolidated balance sheet at December 31	(164)	(160)
Total amount recognized
Noncurrent assets	0	0
Current liabilities	(11)	(11)
Noncurrent liabilities	(153)	(149)
Total amount recognized in the consolidated balance sheet at December 31	(164)	(160)
ABO
End of the measurement period	SFr 164	SFr 160
Net benefit pension cost (%)
Discount rate - service costs (as a percent)	4.38%	3.86%	4.03%
Discount rate - interest costs (as a percent)	3.95%	3.28%	3.48%
Benefit obligation (%)
Discount rate (as a percent)	3.23%	4.37%	3.70%
Health care cost assumptions
Weighted-average rate of health care benefit assumed (as a percent)	8.00%	8.70%	8.30%
Weighted-average rate of health care benefit decrease (as a percent)	5.00%
International | Other post-retirement defined benefit plans | Forecast/Estimate
Contributions disclosures
Contribution to be made by the entity in next fiscal year				SFr 11
Health care cost assumptions
Weighted-average rate of health care benefit assumed (as a percent)				8.00%
Germany | Defined benefit pension plans
Pension and Other Postretirement Benefit Contributions
Contributions made to defined benefit pension plans and other post-retirement defined benefit plans	SFr 111